BUSINESS COMBINATION (Narrative) (Details) kr in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 SEK (kr)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)
Loss from expected sale			$ 218	$ (0)	$ 0
Quality Detection Dogs Sweden AB [Member]
Percentage of acquistion of outstanding shares	51.00%							51.00%
Consideration	kr 1,250	$ 150
Goodwill	kr 1,178					kr 1,178	$ 139	$ 146
Loss from expected sale			$ 218